SHAREHOLDERS' EQUITY (Schedule of Stock Option Activity) (Details) (Employee Stock Option [Member], USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Employee Stock Option [Member]
Number of options
Outstanding at December 31, 2012	276,750
Granted	172,000
Exercised	(30,500)
Expired and forfeited	(15,000)
Outstanding at December 31, 2013	403,250	276,750
Vested and expected to vest	380,290
Exercisable at December 31, 2013	116,250
Weighted-average exercise price
Outstanding at December 31, 2012	$ 1.70
Granted	$ 2.18
Exercised	$ 1.99
Expired and forfeited	$ 2.15
Outstanding at December 31, 2013	$ 1.86	$ 1.70
Vested and expected to vest	$ 1.86
Exercisable at December 31, 2013	$ 1.73
Weighted- average remaining contractual term (in years)
Outstanding at December 31, 2012	3 years 1 month 10 days	3 years 4 days
Granted	4 years 5 months 19 days
Exercised
Expired and forfeited
Outstanding at December 31, 2013	3 years 1 month 10 days	3 years 4 days
Vested and expected to vest	3 years 29 days
Exercisable at December 31, 2013	1 year 9 months 22 days
Aggregate intrinsic value
Outstanding at December 31, 2013	$ 289,140	$ 513,000
Vested and expected to vest	273,880
Exercisable at December 31, 2013	$ 98,400